Schedule of components of deferred tax balances (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Deferred tax assets
Tax losses carry forwards	$ 2,580	$ 3,282	$ 3,109
Less: Valuation allowance	(2,580)	(3,282)	(3,109)
Total deferred tax assets
Deferred tax liabilities
Total deferred tax liabilities			$ 32